UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.1%
U.S. Government Agencies - 1.7%
Federal Home Loan Mortgage Corp. (FHLMC)	1.000%	9/29/17	$12,750,000	$12,789,729
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	30,579,628
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	56,844,094
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,192,298
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,120,691
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,627,210
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,331,825
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,770,347

Total U.S. Government Agencies				123,255,822

U.S. Government Obligations - 29.4%
U.S. Treasury Bonds	2.875%	5/15/43	2,630,000	2,928,342
U.S. Treasury Bonds	3.375%	5/15/44	14,110,000	17,215,851
U.S. Treasury Bonds	3.000%	11/15/44	14,470,000	16,498,622
U.S. Treasury Bonds	3.000%	5/15/45	274,320,000	312,767,594
U.S. Treasury Bonds	3.000%	11/15/45	52,510,000	59,914,750
U.S. Treasury Bonds	2.500%	2/15/46	95,830,000	99,049,313
U.S. Treasury Bonds	2.500%	5/15/46	284,755,000	294,721,425
U.S. Treasury Bonds	2.250%	8/15/46	125,730,000	123,451,144
U.S. Treasury Notes	1.875%	9/30/17	620,000	627,314
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,306,634
U.S. Treasury Notes	1.625%	7/31/19	250,000	255,215
U.S. Treasury Notes	1.375%	3/31/20	5,850,000	5,926,553
U.S. Treasury Notes	1.625%	6/30/20	8,510,000	8,695,492
U.S. Treasury Notes	1.375%	9/30/20	510,000	516,076
U.S. Treasury Notes	2.625%	11/15/20	30,000	31,848
U.S. Treasury Notes	1.375%	1/31/21	144,400,000	145,979,447
U.S. Treasury Notes	1.125%	6/30/21	5,100,000	5,094,023
U.S. Treasury Notes	1.125%	8/31/21	114,340,000	114,223,831
U.S. Treasury Notes	1.125%	9/30/21	7,230,000	7,220,399
U.S. Treasury Notes	1.750%	3/31/22	76,660,000	78,639,361
U.S. Treasury Notes	1.875%	5/31/22	10,100,000	10,426,281
U.S. Treasury Notes	2.000%	11/30/22	216,610,000	225,071,220
U.S. Treasury Notes	1.500%	2/28/23	86,060,000	86,728,944
U.S. Treasury Notes	1.625%	4/30/23	3,020,000	3,064,001
U.S. Treasury Notes	1.375%	6/30/23	133,570,000	133,335,184
U.S. Treasury Notes	1.250%	7/31/23	85,290,000	84,397,099
U.S. Treasury Notes	1.375%	8/31/23	6,010,000	5,991,219
U.S. Treasury Notes	2.375%	8/15/24	15,760,000	16,791,791
U.S. Treasury Notes	2.000%	8/15/25	440,000	455,331
U.S. Treasury Notes	1.625%	2/15/26	187,550,000	187,872,398
U.S. Treasury Notes	1.625%	5/15/26	46,820,000	46,882,177
U.S. Treasury Notes	1.500%	8/15/26	7,755,000	7,679,567
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,322,020

Total U.S. Government Obligations				2,109,080,466

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,153,103,811)				2,232,336,288

ASSET-BACKED SECURITIES - 6.0%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,176,098	1,242,166	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,380,464	4,447,393	(a)
Airspeed Ltd., 2007-1A G1W	0.794%	4/15/24	9,863,904	7,807,280	(a)(b)
ALM Loan Funding, 2015-12A A1	2.229%	4/16/27	7,500,000	7,525,552	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.560%	7/25/32	$787,979	$774,577	(b)
Apidos CLO, 2013-16A B	3.488%	1/19/25	3,350,000	3,351,672	(a)(b)
Apidos CLO, 2014-18A A1	2.114%	7/22/26	3,000,000	3,000,036	(a)(b)
Apidos CLO, 2015-22A A1	2.196%	10/20/27	5,000,000	5,014,040	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	2.430%	4/15/27	2,750,000	2,763,868	(a)(b)
Argent Securities Inc., 2006-W4 A2B	0.635%	5/25/36	120,320	41,722	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.345%	3/12/26	7,900,000	7,900,837	(a)(b)
Atrium CDO Corp., 2009-A A	2.129%	2/28/24	1,810,000	1,812,646	(a)(b)
Atrium CDO Corp., 2010A A	1.799%	7/16/25	2,000,000	1,990,706	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1	1.499%	12/25/34	5,980,077	5,694,409	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.094%	9/25/34	37,697	37,237	(b)
BlueMountain CLO Ltd., 2012-2A A1	2.231%	11/20/24	3,000,000	3,004,548	(a)(b)
Brazos Student Finance Corp., 2009-1 AS	3.357%	12/27/39	5,900,000	6,238,490	(b)
Carlyle Global Market Strategies, 2013-4A A1	2.150%	10/15/25	1,000,000	1,000,025	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.480%	10/15/25	1,000,000	1,001,281	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	2.226%	4/20/27	3,250,000	3,258,889	(a)(b)
Cathedral Lake Ltd., 2015-2A AX	1.930%	7/15/27	2,000,000	1,998,494	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.145%	1/25/33	182,337	169,303	(b)
Cent CLO LP, 2013-17A A1	2.057%	1/30/25	1,826,000	1,820,367	(a)(b)
Cent CLO LP, 2013-19A A1A	2.082%	10/29/25	3,000,000	2,995,419	(a)(b)
CIFC Funding Ltd., 2013-1A A1	1.829%	4/16/25	5,650,000	5,623,033	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.679%	4/18/25	5,250,000	5,250,063	(a)(b)
CIFC Funding Ltd., 2014-2A A1L	2.305%	5/24/26	4,250,000	4,250,323	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	2,217,430	2,230,461	(a)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	10,401,124	(a)(c)(d)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	19,149	330	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.145%	9/25/33	890,625	840,378	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.865%	12/25/36	512,060	263,860	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.282%	2/3/29	15,479	15,402	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.233%	10/25/36	2,823,435	2,920,055	(a)
FBR Securitization Trust, 2005-5 M1	1.214%	11/25/35	10,261,000	9,252,258	(b)
Flatiron CLO Ltd., 2013-1A B	3.429%	1/17/26	1,000,000	1,000,899	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	2.265%	1/24/27	1,845,000	1,849,570	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	4.012%	2/20/32	475,000	425,711	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.028%	3/13/32	1,225,000	1,099,395	(b)
GSAA Home Equity Trust, 2005-6 A3	0.895%	6/25/35	3,967,800	3,790,803	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.614%	8/25/35	6,500,000	5,740,554	(b)
GT Loan Financing Ltd., 2013-1A A	2.013%	10/28/24	6,250,000	6,234,144	(a)(b)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,952,223	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	13,200,000	13,425,152	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	0.705%	2/25/36	1,948,420	1,874,772	(b)
JFIN CLO Ltd., 2016-1A A2A	1.557%	7/27/28	7,500,000	7,237,500	(a)(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.715%	5/25/35	150,210	147,880	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	1.056%	1/21/31	91,799	86,593	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	0.976%	4/21/31	7,118,216	6,762,113	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.825%	11/25/34	2,081,473	2,061,392	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.455%	4/25/35	12,728,132	12,429,570	(b)
Magnetite CLO Ltd., 2012-6A CR	3.450%	9/15/23	6,000,000	5,974,104	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Magnetite CLO Ltd., 2014-9A A1	2.135%	7/25/26	$13,808,000	$13,811,231	(a)(b)
Magnetite CLO Ltd., 2016-18A A	2.263%	11/15/28	11,140,000	11,140,000	(a)(b)(c)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.825%	5/25/37	8,094,327	6,880,551	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R7 1A	4.250%	2/26/29	10,567,351	10,436,728	(a)(b)
National Collegiate Student Loan Trust, 2006-4 A3	0.785%	2/26/29	6,400,000	6,182,307	(b)
Nelnet Student Loan Trust, 2008-2 A4	2.557%	6/26/34	7,069,332	7,173,495	(b)
Oak Hill Credit Partners Ltd., 2014-10A A	2.166%	7/20/26	3,585,000	3,590,489	(a)(b)
Oaktree CLO Ltd., 2014-1A A1	2.317%	2/13/25	2,000,000	1,991,666	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	2.226%	10/20/26	5,400,000	5,400,221	(a)(b)
OZLM Ltd., 2014-8A B	3.679%	10/17/26	1,000,000	1,000,174	(a)(b)
Panhandle-Plains Higher Education Authority Inc., 2011-1 A3	1.596%	10/1/37	12,200,000	12,032,356	(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	4,225,826	4,333,391	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.305%	1/25/31	251,592	183,559	(b)
Regatta VII Funding Ltd., 2016-1A B2	2.654%	12/20/28	7,000,000	6,869,695	(a)(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.985%	6/25/31	124,517	117,162	(b)
Saranac CLO Ltd., 2014-2A B	2.861%	2/20/25	750,000	741,785	(a)(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.996%	10/20/23	5,500,000	5,500,072	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	1.214%	5/25/35	3,043,445	2,927,385	(b)
Shackleton CLO Ltd., 2013-4A B1	2.669%	1/13/25	5,800,000	5,800,777	(a)(b)
SLM Student Loan Trust, 2007-2 A3	0.755%	1/25/19	9,704,143	9,588,832	(b)
SLM Student Loan Trust, 2007-2 A4	0.775%	7/25/22	14,580,000	13,772,943	(b)
SLM Student Loan Trust, 2007-3 A3	0.755%	4/25/19	4,854,038	4,838,824	(b)
SLM Student Loan Trust, 2007-7 B	1.465%	10/27/70	4,150,000	3,334,066	(b)
SLM Student Loan Trust, 2008-5 A4	2.415%	7/25/23	9,540,318	9,593,746	(b)
SLM Student Loan Trust, 2011-A A3	3.024%	1/15/43	3,125,000	3,200,492	(a)(b)
SLM Student Loan Trust, 2012-3 A	1.175%	12/26/25	11,866,073	11,435,350	(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	1,522,334	1,495,066	(a)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,254,088	1,288,123
Small Business Administration Participation Certificates, 2013-20L 1	3.380%	12/1/33	2,556,122	2,723,286
Small Business Administration Participation Certificates, 2015-20A 1	2.520%	1/1/35	3,292,415	3,391,166
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	1,240,125	1,274,323
Solarcity LMC Series LLC, 2016-A A	4.800%	9/20/48	8,141,687	7,946,556	(a)
Structured Asset Investment Loan Trust, 2004-1 A3	1.325%	2/25/34	8,074,488	7,739,255	(b)
Structured Asset Securities Corp., 2004-6XS A5B	6.050%	3/25/34	931,491	941,922
Symphony CLO Ltd., 2012-9A AR	2.303%	10/16/28	750,000	750,000	(a)(b)
Symphony CLO Ltd., 2014-14A A1	2.043%	7/14/26	1,500,000	1,498,871	(a)(b)
Symphony CLO Ltd., 2016-17A A1	2.202%	4/15/28	5,250,000	5,267,441	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A	1.000%	7/17/28	11,500,000	11,527,036	(a)(b)
TCI-Symphony CLO, 2016-1A B1	2.719%	10/13/29	6,750,000	6,729,750	(a)(b)
Venture CDO Ltd., 2013-15A B1	2.730%	7/15/25	1,500,000	1,500,852	(a)(b)
Venture CDO Ltd., 2016-24A A1D	2.240%	10/20/28	13,500,000	13,469,625	(a)(b)
Voya CLO Ltd., 2014-2A A1	2.129%	7/17/26	2,365,000	2,365,014	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1B	3.570%	7/25/26	7,000,000	7,000,763	(a)
Ziggurat CLO Ltd., 2014-1A B1	2.779%	10/17/26	4,000,000	3,968,412	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $430,410,244)				432,785,377

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
American Home Mortgage Assets, 2006-4 1A12	0.734%	10/25/46	1,058,127	702,280	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	1.205%	2/25/45	2,946,934	2,782,088	(b)
APS Resecuritization Trust, 2015-3 1A	0.974%	10/27/46	22,703,090	21,032,980	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	$290,000	$306,064	(a)
Banc of America Funding Corp., 2005-E 8A1	2.123%	6/20/35	88,236	55,641	(b)
Banc of America Funding Corp., 2006-H 1A1	2.857%	9/20/46	374,260	309,491	(b)
Banc of America Funding Corp., 2015-R3 3A1	1.249%	4/29/47	9,948,118	9,480,795	(a)(b)
Banc of America Funding Corp., 2015-R3 9A1	0.674%	2/27/37	16,656,406	15,559,699	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.763%	12/25/34	51,346	49,849	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	3.344%	2/25/35	11,398	11,146	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.506%	11/25/34	2,291,266	2,232,205	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.695%	6/25/47	4,153,322	3,334,091	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.474%	6/15/31	2,387,743	2,386,988	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,160,321
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	3,843,125
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	280,000	291,552
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,010,000	1,116,065
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	496,305	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.253%	10/10/46	210,000	227,801	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	470,219	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	5,048,348	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.121%	12/10/23	30,586,784	1,316,565	(b)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	4,180,000	4,530,923	(a)(b)
Commercial Mortgage Trust, 2014-SAVA D	3.625%	6/15/34	4,200,000	4,161,569	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.563%	3/10/47	22,207,404	1,507,610	(b)
Commercial Mortgage Trust, 2015-LC21 D	4.456%	7/10/48	11,710,000	9,101,816	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.715%	7/25/46	1,275,760	1,051,569	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.124%	5/25/35	3,879,486	3,088,412	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 2A1	0.964%	5/25/35	2,038,086	1,392,739	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.431%	4/25/35	67,450	45,890	(b)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	1,349,000	1,363,779	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.565%	8/27/36	2,962,390	2,957,641	(a)(b)
Credit Suisse Mortgage Trust, 2015-03R 4A1	0.774%	12/29/35	21,114,111	19,849,642	(a)(b)
Credit Suisse Mortgage Trust, 2015-12R 2A1	1.024%	11/30/37	23,516,000	22,099,041	(a)(b)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	1,570,000	1,736,105	(a)
Credit Suisse Mortgage Trust, 2016-BDWN A	3.408%	2/15/29	26,910,000	26,805,670	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.975%	6/25/34	389,023	355,473	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	0.798%	4/15/36	11,143,555	10,178,958	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.821%	10/19/45	1,509,235	1,281,738	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	$1,818	$1,880
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	7,009,644	7,795,337
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.766%	11/15/36	969,319	168,711	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.906%	2/15/37	2,341,698	451,637	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.506%	9/15/37	1,767,240	307,096	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.706%	1/15/40	593,689	107,804	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	2,479,126	2,710,801
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	8,561,795	9,663,567
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.426%	10/15/41	2,405,720	387,017	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.526%	8/15/39	1,771,466	284,154	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.526%	7/15/42	398,135	97,411	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	3,455,126	323,359
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.476%	8/15/42	2,941,309	523,112	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	1,874,010	218,160
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.626%	11/15/42	572,113	109,711	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.626%	11/15/42	624,104	110,916	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.676%	5/15/39	1,709,520	237,078	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	14,265,433	1,710,213
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.726%	9/15/42	1,663,557	304,828	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	4,269,889	466,161
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	3,140,998	316,858
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.426%	2/15/44	3,611,468	648,261	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.476%	5/15/44	1,415,742	266,490	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.985%	4/15/41	3,302,108	218,958	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	758	741
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,370,653	4,962,911
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	3,278	278
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,000,192	106,208
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO	5.576%	8/15/44	921,594	224,143	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.314%	4/25/20	20,717,649	586,463	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.786%	7/25/21	$5,949,355	$388,542	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	2,908,384	2,947,011
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.700%	10/25/21	2,018,892	130,457	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	3,490,000	3,668,702
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K036 X1, IO	0.918%	10/25/23	81,048,795	3,623,943	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.326%	6/25/21	13,457,344	649,577	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A2	2.328%	6/25/21	3,701,000	3,817,728
Federal National Mortgage Association (FNMA), 2006-115 EI, IO	6.115%	12/25/36	2,132,660	488,784	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	5.955%	4/25/40	1,398,400	301,893	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	7,134,260
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,387,233	1,625,614
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.175%	10/25/26	774,337	114,660	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	545,827	607,622
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	2,089,360	2,399,182
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	858,009	1,001,920
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.125%	2/25/41	875,307	110,719	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	3,503,819	346,784
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	176,387	160,343
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.125%	3/25/42	2,601,704	482,795	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	132,290	120,226
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.075%	7/25/42	818,352	152,418	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	2,606,614	255,385
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.625%	11/25/42	1,464,916	282,436	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.625%	11/25/42	2,429,678	531,098	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.625%	12/25/42	2,058,579	368,497	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.625%	12/25/42	604,635	115,248	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.625%	12/25/42	1,574,872	354,658	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	$2,995,367	$267,551
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.844%	5/25/22	123,409,733	4,127,969	(b)
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.367%	2/25/17	22,379,907	160,424	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	3,892,041	4,505,123
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	9,242,861	10,404,100
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	3,791,413	363,253
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	3,620,882	337,544
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	6,197,756	587,471
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.625%	9/25/41	5,125,544	703,960	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.712%	8/25/22	97,464,022	2,667,824	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.990%	8/25/44	17,595,045	1,238,425	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.195%	1/25/24	132,959,030	767,838	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.625%	8/25/45	1,999,634	537,340	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.662%	7/25/22	122,817,582	3,162,946	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.628%	12/25/24	93,752,632	3,355,707	(b)
Federal National Mortgage Association (FNMA), 2016-M7 A2	2.499%	9/25/26	4,150,000	4,272,466
Federal National Mortgage Association (FNMA)-CAS, 2014-C03 1M1	1.725%	7/25/24	2,153,301	2,158,363	(b)
Federal National Mortgage Association (FNMA)-CAS, 2016-C04 1M1	1.974%	1/25/29	32,176,168	32,292,324	(a)(b)
Federal National Mortgage Association (FNMA)-CAS, 2016-C05 2M1	1.875%	1/25/29	29,650,961	29,734,873	(a)(b)
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	8
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	50	763
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	2,515	2,461
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	885,725	176,630
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	282,772	44,309
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	140,183	21,365	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	135,325	20,767	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	184,939	29,131
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	991,136	170,644
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	4,087,299	348,753
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	4,794,736	446,228
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,432,773	494,306
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	3,382,178	528,783
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,711,982	454,395

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	$1,830,676	$289,810
Federal National Mortgage Association (FNMA) STRIPS, IO	9.500%	2/25/17	31	0	(e)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	55,939,919	496,551	(a)
FREMF Mortgage Trust, 2014-K714 C	3.981%	1/25/47	860,000	847,688	(a)(b)
GE Business Loan Trust, 2007-1A A	0.694%	4/16/35	2,493,372	2,313,673	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	2,086,196	2,084,417	(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,190,546
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.968%	3/20/39	490,991	32,448	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	5.948%	4/20/40	321,500	46,386	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,659,708
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,501,265	2,661,109
Government National Mortgage Association (GNMA), 2010-076 CS, IO	6.018%	6/20/40	3,970,337	824,199	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.118%	1/20/40	657,536	71,938	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	15,854,833	16,912,062
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	30,378	10
Government National Mortgage Association (GNMA), 2010-H03 FA	1.074%	3/20/60	3,016,346	3,014,967	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.524%	5/20/60	1,505,234	1,525,878	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.844%	8/20/58	1,043,850	1,033,681	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.874%	12/20/60	1,544,828	1,533,830	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.894%	12/20/60	3,468,599	3,448,775	(b)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.810%	9/16/46	47,152,759	1,508,752	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.994%	1/20/61	2,059,078	2,054,330	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.994%	12/20/60	2,405,700	2,399,975	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.944%	2/20/61	2,065,521	2,056,957	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.974%	3/20/61	4,071,176	4,059,017	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.994%	3/20/61	3,005,128	2,998,160	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.072%	4/16/53	24,039,991	1,060,642	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.518%	3/20/42	4,203,362	837,820	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.686%	3/16/49	17,072,820	591,338	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	3,148,982	255,031
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	606,480	44,776

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.570%	8/16/42	$2,016,155	$308,262	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.371%	2/16/53	17,131,968	547,670	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	5.670%	10/16/42	1,962,876	373,492	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.531%	5/16/54	21,293,082	689,148	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.769%	9/16/51	56,139,169	3,112,007	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.071%	9/16/44	21,106,794	1,264,810	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.167%	2/16/46	26,855,640	1,736,220	(b)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.794%	6/16/55	13,422,585	608,061	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	9,728,604	649,668
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.620%	6/16/43	2,397,033	259,676	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.930%	2/16/48	7,024,612	344,410	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.942%	9/16/55	19,459,196	1,175,398	(b)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.870%	1/16/57	11,280,896	837,072	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO	5.668%	8/20/44	15,256,212	3,510,494	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	5,108,896	519,327
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	2,169,564	2,206,453
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.824%	8/16/54	47,385,995	2,842,672	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.869%	11/16/55	31,144,394	2,031,440	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	5,669,070	1,183,437
Government National Mortgage Association (GNMA), 2016-36 IO	0.935%	8/16/57	63,936,304	5,025,726	(b)
Government National Mortgage Association (GNMA), 2016-45 IO, IO	1.017%	2/16/58	63,830,137	5,067,596	(b)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.965%	6/25/45	2,976,940	2,600,033	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	1.044%	10/25/45	611,385	528,307	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,291,408	(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.662%	9/10/47	2,500,000	1,938,730	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.875%	3/25/35	6,323,647	5,443,254	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	153,450	154,157
HarborView Mortgage Loan Trust, 2005-9 2A1A	0.872%	6/20/35	439,696	400,712	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	0.902%	6/20/35	9,278,884	8,442,642	(b)
Hilton USA Trust, 2013-HLF BFL	2.023%	11/5/30	5,467,488	5,467,485	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.975%	7/25/34	138,944	137,105	(b)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	9,560,000	9,710,227	(a)
IMPAC Secured Assets Corp., 2007-2 2A	0.775%	4/25/37	3,087,921	2,795,632	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	3.030%	9/25/35	37,063	31,000	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.215%	11/15/45	940,000	1,032,220	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	490,000	555,690	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.254%	8/15/47	$62,351,305	$3,954,594	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	589,289
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.712%	9/15/47	1,540,000	1,571,382	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	1,960,000	2,152,245
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	15,480,000	16,978,947
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	6,435,409	6,455,267
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,079,363
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.804%	11/15/31	8,780,000	8,586,318	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.274%	5/15/28	4,650,000	4,288,555	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.272%	2/22/32	6,670,000	6,638,551	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	4.022%	2/22/32	4,000,000	4,035,672	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.568%	6/15/36	1,408,250	5,310	(a)(b)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.544%	12/25/34	65,561	63,169	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	420,833	409,154	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	79,911	80,770	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.875%	5/25/35	608,771	474,185	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	3.051%	12/25/35	44,957	41,539	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	2.966%	2/25/36	171,490	157,840	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.880%	8/15/45	9,207,986	533,750	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	426,000	442,365
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	510,000	571,776	(b)
Morgan Stanley Capital I Trust, 2007-HQ11 A4FL	0.663%	2/12/44	5,389,174	5,367,874	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.961%	10/25/34	244,734	243,733	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.836%	7/25/35	1,235,187	1,102,512	(b)
Morgan Stanley Re-remic Trust, 2015-R4 1A1	0.774%	8/26/47	13,724,764	12,946,850	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 2A1	0.774%	7/26/45	14,575,392	13,888,707	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	7,100,000	7,465,238	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	245,935	242,023	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	111,765	91,851
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	4,730,416	4,659,663	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.323%	7/26/37	17,835,924	17,115,440	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.845%	4/25/35	1,301,157	1,280,969	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	3,556,306	3,559,203	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	1,149,169	1,151,232	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	401,826	373,181	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	23,408,216	22,114,297	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	1,522,511	1,540,637
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.725%	2/25/24	5,480,000	5,627,155	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.175%	4/25/24	$24,754,000	$24,979,266	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.925%	8/25/24	6,246,987	6,284,562	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	3.025%	8/25/24	3,970,000	4,033,277	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	3.175%	10/25/24	2,099,189	2,123,515	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.424%	7/25/28	23,680,000	24,466,908	(b)
Structured ARM Loan Trust, 2004-10 2A	2.935%	8/25/34	3,220,979	3,218,525	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	0.845%	10/25/35	529,417	438,480	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	561,230	566,018
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.274%	5/10/45	63,483,439	5,992,011	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.730%	12/15/43	1,170,000	1,143,282	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.785%	9/25/33	28,051	28,386	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	105,005	105,523
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.845%	8/25/45	5,247,926	4,859,626	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.815%	10/25/45	1,244,507	1,176,245	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.795%	12/25/45	6,999,486	6,623,415	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.815%	12/25/45	105,354	96,499	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.533%	9/25/36	266,086	237,038	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	6,033	6,555
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	17,579,459	17,385,698	(a)(b)(d)
Wells Fargo Commercial Mortgage Trust, 2015-C30 XA, IO	1.168%	9/15/58	58,865,923	3,902,546	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.334%	5/15/48	48,805,794	3,361,753	(b)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	21,130,000	21,598,875
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	172,252	172,365	(a)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.862%	12/15/45	12,974,277	955,421	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	280,493	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.412%	3/15/47	10,393,093	636,138	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,966,581
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,628,871	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.316%	8/15/47	36,483,491	2,302,378	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	3,980,000	4,211,225	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	3,103,426

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $819,690,428)				805,038,625

CORPORATE BONDS & NOTES - 22.3%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
Ford Motor Co., Senior Notes	4.750%	1/15/43	3,720,000	3,853,920

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	$1,020,000	$1,204,620
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	5,710,000	5,862,006
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,970,097
General Motors Co., Senior Notes	6.250%	10/2/43	5,514,000	6,507,843
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,165,732	(a)

Total Automobiles				24,564,218

Hotels, Restaurants & Leisure - 0.0%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,474,986

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,520,000	1,583,632
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	3,033,728
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,610,000	3,931,680

Total Household Durables				8,549,040

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	4,131,074
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	94,737

Total Internet & Direct Marketing Retail				4,225,811

Media - 0.9%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	50,592
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	870,159
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	361,000	389,541	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,952,407	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	447,556	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	762,000	921,503	(a)
Comcast Corp., Notes	5.875%	2/15/18	900,000	955,929
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,385,850
Comcast Corp., Senior Notes	3.375%	2/15/25	320,000	342,500
Comcast Corp., Senior Notes	3.375%	8/15/25	7,910,000	8,500,371
Comcast Corp., Senior Notes	4.200%	8/15/34	430,000	475,455
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,840,183
Comcast Corp., Senior Notes	6.950%	8/15/37	1,130,000	1,647,437
Comcast Corp., Senior Notes	6.550%	7/1/39	300,000	425,048
Comcast Corp., Senior Notes	6.400%	3/1/40	430,000	602,870
COX Communications Inc., Senior Notes	4.700%	12/15/42	70,000	65,313	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,580,945	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	2,110,000	2,347,780
Time Warner Cable Inc., Debentures	7.300%	7/1/38	450,000	575,821
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,350,000	1,600,602
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,830,000	3,258,646
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,720,000	2,887,144
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	910,000	1,107,061
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	7,198,000	7,993,285
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	1,320,000	1,408,976
Time Warner Inc., Senior Debentures	7.700%	5/1/32	5,740,000	8,161,620
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,530,915
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	276,463
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	437,984
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	765,104
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	371,041

Total Media				61,176,101

TOTAL CONSUMER DISCRETIONARY				101,990,156

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 2.5%
Beverages - 1.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	$3,300,000	$3,405,257
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	5,660,000	5,974,181
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	26,920,000	28,912,080
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	17,240,000	20,511,824
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,937,538
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,366,958
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,609,919
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	961,076
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,410,300
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	439,051
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	111,155
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	521,717
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,800,000	7,500,359	(a)

Total Beverages				82,661,415

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	216,218
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,709,000	1,860,448
CVS Health Corp., Senior Notes	5.125%	7/20/45	7,040,000	8,614,461
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	6,678,444	7,747,349
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	539,596	657,671
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	216,091
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	4,092,352
Wal-Mart Stores Inc., Senior Notes	4.750%	10/2/43	2,000,000	2,472,174
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,530,000	3,664,557

Total Food & Staples Retailing				29,541,321

Food Products - 0.4%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,135,868	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	2,168,000	2,420,435
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	2,950,000	3,134,393
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,700,000	2,921,235
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,760,000	2,032,490
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,986,812
Mondelez International Inc., Senior Notes	4.000%	2/1/24	2,990,000	3,279,453
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	1,075,000	1,160,266
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	4,280,000	5,040,963
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	691,046	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,893,373	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	709,198	(a)

Total Food Products				26,405,532

Tobacco - 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	3,923,868
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,917,053
Altria Group Inc., Senior Notes	2.850%	8/9/22	3,620,000	3,779,790
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,770,000	4,746,543
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,836,663
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,670,481
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,771,604
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,856,685
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,064,694
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,634,644
Reynolds American Inc., Senior Notes	5.850%	8/15/45	8,600,000	11,180,929

Total Tobacco				43,382,954

TOTAL CONSUMER STAPLES				181,991,222

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 3.8%
Energy Equipment & Services - 0.2%
Ensco PLC, Senior Notes	5.200%	3/15/25	$2,064,000	$1,509,504
Halliburton Co., Senior Bonds	3.800%	11/15/25	3,990,000	4,125,106
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,309,807
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,751,492	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	620,000	612,250
Transocean Inc., Senior Notes	6.800%	12/15/16	720,000	723,377
Transocean Inc., Senior Notes	3.750%	10/15/17	4,370,000	4,391,850

Total Energy Equipment & Services				16,423,386

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	673,000	701,631
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	182,173
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	20,570,305
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,354,507
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	593,271
Apache Corp., Senior Notes	5.100%	9/1/40	4,370,000	4,532,520
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	11,208,718
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,384,946
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	8,270,000	8,451,154
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	171,778
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,253,891
Chevron Corp., Senior Notes	2.954%	5/16/26	6,680,000	6,902,417
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	9,790,000	10,074,145
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	463,095
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	4,290,000	4,396,019
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	813,855
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	416,997
Devon Energy Corp., Senior Notes	5.850%	12/15/25	8,400,000	9,453,184
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,411,489
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,130,000	6,936,314
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	830,000	1,028,190
Ecopetrol SA, Senior Notes	5.875%	5/28/45	16,130,000	14,796,049
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,750,604
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	646,054
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,080,000	2,271,801
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	4,850,000	5,084,143
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	5,590,000	6,248,463
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	514,000	527,493
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	687,000	711,904
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	829,472
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	1,500,000	1,548,821
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	390,607
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,059,563
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	458,609
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,284,641
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,805,243
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	6,386,263
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	2,723,000	2,806,052	(d)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	10,394,390	(d)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,077,080	(d)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,070,000	2,985,575	(d)

Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	13,833,000	14,079,919
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,770,000	3,123,175	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,634,850
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	11,610,000	11,087,550
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	3,280,000	3,420,168	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,960,000	5,396,356	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,536,337
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,041,102

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	$8,930,000	$9,063,468
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,620,000	1,737,610
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,800,000	5,181,101
Shell International Finance BV, Senior Notes	4.000%	5/10/46	1,590,000	1,626,576
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,207,997	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	6,750,000	7,468,254	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	8,855,000	11,464,046	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,705,220
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	428,275
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	29,705
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,367,720

Total Oil, Gas & Consumable Fuels				257,962,855

TOTAL ENERGY				274,386,241

FINANCIALS - 7.5%
Banks - 5.7%
Bank of America Corp., Notes	6.875%	4/25/18	740,000	798,355
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,163,285
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	565,781
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,446,841
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	449,024
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,380,748
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	6,021,621
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,771,642
Bank of America Corp., Senior Notes	3.875%	8/1/25	3,660,000	3,910,040
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,299,971
Bank of America Corp., Senior Notes	5.000%	1/21/44	12,750,000	15,009,861
Bank of America Corp., Senior Notes	4.875%	4/1/44	7,480,000	8,668,781
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,396,022
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,326,799
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	8,000,000	8,487,504
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,678,813
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,610,316	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,575,215	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,479,040
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	6,030,876
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	2,000,000	2,048,084	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,333,921	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	16,416,775
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	943,279
Citigroup Inc., Senior Notes	4.650%	7/30/45	12,670,000	14,299,881
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,378,658
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,121,459
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,466,928
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,573,184
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	13,620,000	14,252,962
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	569,249
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,196,000	1,434,481
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	828,979
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,500,000	1,685,937
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	175,238	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,956,378
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	4,838,000	5,860,028	(a)(b)(f)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	5/21/25	14,740,000	15,632,802
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,930,000	4,244,027
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	4,400,000	4,643,214
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	5,000,000	5,008,190
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	7,210,000	8,135,187	(a)(b)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	$440,000	$470,269	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,998,071
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	3,690,000	3,954,418
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,200,000	3,315,280
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,207,395
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,235,767
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,571,749	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	10,658,771	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	3,680,000	3,698,400	(b)(f)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,348,009
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	658,825
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	4,685,000	4,842,791
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	12,857,434
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,995,815
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	113,453	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,873,445
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	5,144,925
Nationwide Building Society, Senior Notes	2.450%	7/27/21	4,580,000	4,635,620	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,869,336	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,740,752
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,233,424
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,181,427
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	822,679	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	7,250,000	7,715,378	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	3,050,000	3,196,366	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/31/16	24,760,000	24,695,624	(b)(f)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	10,058,039
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	870,000	943,950	(b)(f)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,612,050
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	662,424
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,083,000
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	160,522
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	16,095,000	17,346,193
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	557,257
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	2,030,820
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	890,000	936,247
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,494,045
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	925,048
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	8,780

Total Banks				405,933,174

Capital Markets - 1.0%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	764,617
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,529,842
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	535,492	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	4,119,418
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	3,099,661
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	10/31/16	32,000	26,080	(b)(f)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	2,820,000	3,164,753
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,736,476
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,245,386
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	432,199
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,027,354
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	371,692
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,213,384
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,603,229
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	8,002,353

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	$7,840,000	$8,250,777
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,273,310
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,510,000	11,461,302
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	390,232	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/31/16	1,430,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(c)(d)(e)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(c)(d)(e)(g)
Morgan Stanley, Medium-Term Notes	1.129%	10/18/16	3,100,000	3,100,425	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	569,222
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,474,122
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,286,091
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,726,998
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,569,134

Total Capital Markets				69,973,549

Consumer Finance - 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	11,257
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	5,843,316
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,974,423

Total Consumer Finance				10,828,996

Diversified Financial Services - 0.2%
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	220,232
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	8,744,000	8,980,866
ILFC E-Capital Trust II, Bonds	4.250%	12/21/65	4,180,000	3,333,550	(a)(b)
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,883,312	(a)

Total Diversified Financial Services				16,417,960

Insurance - 0.4%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	5,673,000	5,985,015	(b)
American International Group Inc., Senior Notes	3.750%	7/10/25	730,000	765,658
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	691,742
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,190,161
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,550,000	1,659,673
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,737,000	8,563,892
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	2,810,000	3,820,232	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,957,735	(a)

Total Insurance				27,634,108

Thrifts & Mortgage Finance - 0.0%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,160,000	3,239,401

TOTAL FINANCIALS				534,027,188

HEALTH CARE - 1.3%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	1.750%	11/6/17	2,730,000	2,738,968
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	2,670,000	2,790,852
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,934,222
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,274,979
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	631,511
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	4,041,610
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,300,399
Celgene Corp., Senior Notes	5.000%	8/15/45	3,050,000	3,434,047
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	3,280,000	3,531,002
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,160,000	2,324,856

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	$1,510,000	$1,612,470
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	5,830,000	6,515,328

Total Biotechnology				33,130,244

Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	2,970,000	3,221,000
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	2,292,369
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	42,366
Medtronic Inc., Senior Notes	3.500%	3/15/25	5,470,000	5,890,457
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	4,135,958

Total Health Care Equipment & Supplies				15,582,150

Health Care Providers & Services - 0.3%
Aetna Inc., Senior Notes	2.400%	6/15/21	3,350,000	3,388,790
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	867,968
Aetna Inc., Senior Notes	3.200%	6/15/26	5,260,000	5,347,974
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,113,908
Anthem Inc., Senior Notes	5.875%	6/15/17	738,000	761,142
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,123,444
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	396,609
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	777,933
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	915,777
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,744,976
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,251,902
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	853,315
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,262,755

Total Health Care Providers & Services				21,806,493

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,190,000	1,265,656

Pharmaceuticals - 0.3%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,194,162
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,540,000	2,688,219
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,490,000	1,582,675
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	840,000	918,476
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,209,527
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,790,000	4,223,375
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,331,583
Pfizer Inc., Senior Notes	6.200%	3/15/19	150,000	167,053
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	2,019,279

Total Pharmaceuticals				19,334,349

TOTAL HEALTH CARE				91,118,892

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	278,152
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,975,402
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	7,029,000	7,595,453
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	698,700
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,357,760
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	24,876
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,760,000	2,038,465

Total Aerospace & Defense				16,968,808

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,539,365

Airlines - 0.1%
Air 2 US, Notes	8.027%	10/1/19	1,496,312	1,563,646	(a)(d)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.648%	9/15/17	45,755	46,496
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	315,794	321,920

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	$148,516	$153,714
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	785,154	843,059
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	158,221	187,096
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	1,924,083	2,049,149
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	37,417	38,285
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	2,622,039	2,700,700

Total Airlines				7,904,065

Commercial Services & Supplies - 0.0%
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,044,118
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,153,620
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	480,270

Total Commercial Services & Supplies				2,678,008

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	388,491
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,152,857
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	7,060,444
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,633,557

Total Electrical Equipment				13,235,349

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,177,776
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,525,181
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	1,031,250
General Electric Co., Senior Notes	6.875%	1/10/39	13,095,000	19,724,645
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	3,331,660
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	767,698

Total Industrial Conglomerates				27,558,210

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,565,246
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	782,139

Total Machinery				2,347,385

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	3,950,000	4,641,250	(a)

Transportation - 0.2%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	15,920,000	15,617,202	(a)

TOTAL INDUSTRIALS				95,489,642

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	1,600,000	1,832,429

IT Services - 0.3%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,341,983
Visa Inc., Senior Notes	2.200%	12/14/20	1,820,000	1,866,539
Visa Inc., Senior Notes	3.150%	12/14/25	7,830,000	8,271,072
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,952,405

Total IT Services				17,431,999

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	1,053,947
Intel Corp., Senior Notes	4.900%	7/29/45	1,230,000	1,467,156
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	5,875,000	6,323,051

Total Semiconductors & Semiconductor Equipment				8,844,154

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.3%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	$17,430,000	$17,444,746
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	264,855
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,460,174

Total Software				22,169,775

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.450%	8/4/26	6,960,000	6,966,807
Apple Inc., Senior Notes	3.850%	8/4/46	5,000,000	5,113,810
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	8,330,000	8,567,155	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	6,740,000	7,044,109	(a)

Total Technology Hardware, Storage & Peripherals				27,691,881

TOTAL INFORMATION TECHNOLOGY				77,970,238

MATERIALS - 1.2%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	842,029
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,472,468	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	756,080
PPG Industries Inc., Senior Notes	6.650%	3/15/18	55,000	58,910

Total Chemicals				7,129,487

Metals & Mining - 1.1%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	91,000	101,598
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	6,047,000	6,521,200
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	3,840,000	4,206,363
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	955,871
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	616,063
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	6,270,000	6,709,477
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	910,000	955,387
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,930,000	2,281,090
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	5,950,000	6,738,375	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,523,075
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	600,000	602,100	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,935,895	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,050,000	1,047,480	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	8,810,000	8,739,520	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,020,000	8,526,326
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	5,939,123
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	8,194,000	7,964,568
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	5,950,125

Total Metals & Mining				76,313,636

Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,373,491

TOTAL MATERIALS				85,816,614

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,729,405	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,971,807	(a)

TOTAL REAL ESTATE				6,701,212

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Global Notes	5.800%	2/15/19	3,000,000	3,290,646
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	813,713
AT&T Inc., Senior Notes	3.400%	5/15/25	15,280,000	15,698,794
AT&T Inc., Senior Notes	4.350%	6/15/45	1,790,000	1,763,245

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
AT&T Inc., Senior Notes	4.500%	3/9/48	$3,587,000	$3,605,785	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	6,300,000	6,524,412	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	533,056
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,124,391
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	670,000	735,237
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,120,000	3,168,672
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,560,000	4,147,140
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	8,070,000	8,608,051
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,568,000	4,622,869
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	17,196,000	23,250,454
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	1,260,000	1,411,279

Total Diversified Telecommunication Services				79,297,744

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,049,834
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,350,000	3,681,473
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,182,698

Total Wireless Telecommunication Services				11,914,005

TOTAL TELECOMMUNICATION SERVICES				91,211,749

UTILITIES - 0.8%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	866,341
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	933,897
Duke Energy Corp., Senior Notes	3.750%	9/1/46	5,000,000	4,848,870
Exelon Corp., Bonds	5.625%	6/15/35	515,000	615,362
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	9,958,445
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,284,778
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,528,002
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	5,020,000	5,773,000	(h)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	7,320,000	9,761,286
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	294,833
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	6,208,688
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,277,879
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	4,404,000	4,547,130	(h)

Total Electric Utilities				50,898,511

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	30,000	30,638	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	6,230,077

Total Gas Utilities				6,260,715

TOTAL UTILITIES				57,159,226

TOTAL CORPORATE BONDS & NOTES (Cost - $1,553,872,929)				1,597,862,380

MORTGAGE-BACKED SECURITIES - 16.4%
FHLMC - 4.0%
Federal Home Loan Mortgage Corp. (FHLMC)	2.557%	10/1/35	535,408	567,161	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.795%	1/1/36	188,734	199,942	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,805	8,009	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.479%	2/1/37	67,212	71,142	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.477%	4/1/37	62,109	64,725	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.003%	8/1/37	3,420,479	3,629,582	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.535%	1/1/38	176,408	187,156	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	4/1/17-11/1/39	792,625	912,863
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	22,230,141	24,791,357
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	9,681,140	10,721,447
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	1,412,213	1,643,723

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/43	$60,599,453	$65,819,606
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/18/31-11/14/46	11,300,000	11,907,415	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	810,884	956,759
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	23,471,921	25,086,290
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	4/1/35-4/1/38	3,220,170	3,617,148
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/13/46-11/14/46	129,400,000	134,306,747	(i)

Total FHLMC				284,491,072

FNMA - 9.4%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	48,912,887	54,113,556
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-7/1/45	57,119,828	62,265,459
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-6/1/41	11,643,557	12,806,416
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	8,902,435	10,228,737
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	749,461
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	97,040	100,144
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	3,791,746	4,345,222
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	4,470,698	4,614,356
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/40	2,122,134	2,444,408
Federal National Mortgage Association (FNMA)	2.500%	11/17/31	77,400,000	80,025,297	(i)
Federal National Mortgage Association (FNMA)	3.000%	11/17/31-11/14/46	131,200,000	136,520,913	(i)
Federal National Mortgage Association (FNMA)	3.319%	6/1/35	1,650,966	1,747,098	(b)
Federal National Mortgage Association (FNMA)	2.870%	7/1/35	370,914	389,020	(b)
Federal National Mortgage Association (FNMA)	2.878%	8/1/35	148,966	157,311	(b)
Federal National Mortgage Association (FNMA)	2.650%	9/1/35	651,214	683,445	(b)
Federal National Mortgage Association (FNMA)	2.703%	9/1/35	1,034,621	1,086,345	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	4,831,870	5,463,864
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	184,711	195,034	(b)
Federal National Mortgage Association (FNMA)	2.487%	10/1/35	282,006	295,627	(b)
Federal National Mortgage Association (FNMA)	2.534%	10/1/35	2,354,404	2,456,203	(b)
Federal National Mortgage Association (FNMA)	2.611%	10/1/35	219,982	232,614	(b)
Federal National Mortgage Association (FNMA)	3.241%	10/1/35	430,329	456,300	(b)
Federal National Mortgage Association (FNMA)	2.422%	11/1/35	810,747	843,610	(b)
Federal National Mortgage Association (FNMA)	2.467%	11/1/35	716,021	749,639	(b)
Federal National Mortgage Association (FNMA)	2.479%	11/1/35	970,104	1,011,880	(b)
Federal National Mortgage Association (FNMA)	2.482%	11/1/35	807,178	840,729	(b)
Federal National Mortgage Association (FNMA)	2.496%	11/1/35	834,045	869,074	(b)
Federal National Mortgage Association (FNMA)	3.062%	9/1/36	470,942	500,133	(b)
Federal National Mortgage Association (FNMA)	2.743%	12/1/36	15,366	16,357	(b)
Federal National Mortgage Association (FNMA)	2.360%	2/1/37	6,838,880	7,095,391	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-1/1/46	60,980,466	64,680,592
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	3,943,380	4,112,513
Federal National Mortgage Association (FNMA)	3.500%	10/13/46-11/14/46	69,300,000	73,094,147	(i)
Federal National Mortgage Association (FNMA)	4.000%	11/14/46	71,200,000	76,378,689	(i)
Federal National Mortgage Association (FNMA)	5.000%	11/14/46	55,700,000	61,828,090	(i)

Total FNMA				673,397,674

GNMA - 3.0%
Government National Mortgage Association (GNMA)	8.000%	2/15/17-7/15/17	2,755	2,768
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	53,513	61,826

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	$8,248,481	$9,549,850
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	62,212	65,933
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	3,683,325	4,273,243
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	336,957	383,905
Government National Mortgage Association (GNMA)	5.000%	1/15/40	97,433	109,124
Government National Mortgage Association (GNMA)	3.500%	10/20/46	1,200,000	1,275,703	(i)
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	5,713,167	6,549,463
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,099,111	1,289,692
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/41	6,716,790	7,357,040
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	1,235,981	1,372,585
Government National Mortgage Association (GNMA) II	3.000%	11/21/46	121,600,000	127,136,122	(i)
Government National Mortgage Association (GNMA) II	3.500%	11/21/46	53,700,000	56,972,345	(i)

Total GNMA				216,399,599

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,161,630,886)				1,174,288,345

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	5,407,976

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	230,994

TOTAL MUNICIPAL BONDS (Cost - $5,594,101)				5,638,970

SOVEREIGN BONDS - 2.9%
Brazil - 0.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	6,890,000	6,252,675

Colombia - 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	19,460,000	22,524,950

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	6,466,000	6,814,123	(h)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	295,075	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	324,486	(h)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,309,192	(h)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	391,891	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,074,312	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	3,420,000	3,645,994	(h)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,020,000	3,443,772	(h)

Total Indonesia				17,298,845

Mexico - 1.5%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	136,360
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	175,234

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - (continued)
United Mexican States, Senior Notes	3.600%	1/30/25	$10,660,000	$11,046,425
United Mexican States, Senior Notes	4.750%	3/8/44	17,130,000	17,750,963
United Mexican States, Senior Notes	5.550%	1/21/45	53,960,000	62,526,150
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	15,104,875

Total Mexico				106,740,007

Peru - 0.3%
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,070,000	1,511,375
Republic of Peru, Senior Bonds	5.625%	11/18/50	12,180,000	16,108,050

Total Peru				17,619,425

Poland - 0.5%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,971,829
Republic of Poland, Senior Notes	4.000%	1/22/24	26,520,000	29,304,600

Total Poland				37,276,429

TOTAL SOVEREIGN BONDS (Cost - $192,900,751)				207,712,331

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.2%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	21,308,624	25,392,315
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,241,903	4,353,197
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	11,534,492	11,884,321
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,130,440	4,899,540
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	24,057,645	24,797,104
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	24,691,181	27,294,397
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,236,523	5,407,967
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	53,254,601	56,008,397

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $147,377,931)				160,037,238

		EXPIRATION DATE	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $121.75		10/21/16	179	33,563
U.S. Treasury 5-Year Notes Futures, Put @ $116.25		10/21/16	650	650
U.S. Treasury 5-Year Notes Futures, Put @ $116.75		11/25/16	1,500	11,720
U.S. Treasury 10-Year Notes Futures, Call @ $131.00		10/21/16	305	176,328
U.S. Treasury 10-Year Notes Futures, Call @ $138.50		10/21/16	1,937	1,937
U.S. Treasury 10-Year Notes Futures, Call @ $140.00		10/21/16	108	108
U.S. Treasury 10-Year Notes Futures, Put @ $131.00		11/25/16	138	116,437
U.S. Treasury Long-Term Bonds Futures, Call @ $167.00		10/21/16	68	151,937
U.S. Treasury Long-Term Bonds Futures, Call @ $168.00		10/21/16	139	230,219
U.S. Treasury Long-Term Bonds Futures, Call @ $169.00		10/21/16	34	40,375
U.S. Treasury Long-Term Bonds Futures, Call @ $171.00		10/21/16	72	40,500

TOTAL PURCHASED OPTIONS (Cost - $797,400)				803,774

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,465,378,481)				6,616,503,328

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 18.5%
U.S. Government Agencies - 1.1%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.300%	10/6/16	$30,000,000	29,999,250	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.411%	1/17/17	50,000,000	49,960,250	(j)

Total U.S. Government Agencies (Cost - $79,938,889)				79,959,500

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - 0.4%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/16; Proceeds at maturity - $19,100,748; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market value - $19,482,000)	0.470%	10/3/16	$19,100,000	$19,100,000
Goldman Sachs & Co. repurchase agreement dated 9/30/16; Proceeds at maturity - $10,900,436; (Fully collateralized by U.S. government agency obligations, 0.810% due 3/21/18; Market value - $11,122,738)	0.480%	10/3/16	10,900,000	10,900,000

Total Repurchase Agreements (Cost - $30,000,000)				30,000,000

			SHARES
Money Market Funds - 17.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,220,207,929)	0.253%		1,220,207,929	1,220,207,929

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,330,146,818)				1,330,167,429

TOTAL INVESTMENTS - 110.7% (Cost - $7,795,525,299#)				7,946,670,757
Liabilities in Excess of Other Assets - (10.7)%				(767,785,763)

TOTAL NET ASSETS - 100.0%				$7,178,884,994

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Illiquid security.

(e)	Value is less than $1.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	The coupon payment on these securities is currently in default as of September 30, 2016.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2016, the Fund held TBA securities with a total cost of $759,599,973.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT‡
MORTGAGE-BACKED SECURITIES - (0.7)%
FNMA - (0.7)%
Federal National Mortgage Association (FNMA) (Proceeds - $(48,841,438))	3.500%	10/13/46	(46,400,000)	$(48,959,248	)(a)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/21/16	$122.00	366	$40,031
U.S. Treasury 5-Year Notes Futures, Call	11/25/16	122.00	444	131,813
U.S. Treasury 5-Year Notes Futures, Put	10/21/16	121.00	436	47,687
U.S. Treasury 10-Year Notes Futures, Call	10/21/16	131.50	794	285,344
U.S. Treasury 10-Year Notes Futures, Call	10/21/16	132.00	613	124,516
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	132.00	1,140	605,625
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	133.00	584	173,375
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	134.00	212	36,437
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	134.50	145	20,391
U.S. Treasury 10-Year Notes Futures, Put	10/21/16	130.00	572	89,375
U.S. Treasury 10-Year Notes Futures, Put	10/21/16	131.00	110	49,844
U.S. Treasury 10-Year Notes Futures, Put	10/21/16	130.75	113	40,609
U.S. Treasury 10-Year Notes Futures, Put	11/25/16	130.50	34	21,250
U.S. Treasury 10-Year Notes Futures, Put	11/25/16	127.50	145	13,594
U.S. Treasury Long-Term Bonds Futures, Call	10/21/16	172.00	417	156,375
U.S. Treasury Long-Term Bonds Futures, Call	10/21/16	170.00	103	85,297
U.S. Treasury Long-Term Bonds Futures, Call	10/21/16	174.00	110	20,625
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	174.00	441	351,422
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	172.00	213	262,922
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	170.00	104	196,625
U.S. Treasury Long-Term Bonds Futures, Put	10/21/16	164.00	75	25,781
U.S. Treasury Long-Term Bonds Futures, Put	11/25/16	168.00	40	105,000
U.S. Treasury Long-Term Bonds Futures, Put	11/25/16	166.00	18	31,781

TOTAL WRITTEN OPTIONS (Premiums received - $4,712,545)				$2,915,719

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$2,232,336,288	—		$2,232,336,288
Asset-Backed Securities	—	396,060,197	$36,725,180		432,785,377
Collateralized Mortgage Obligations	—	794,859,667	10,178,958		805,038,625
Corporate Bonds & Notes:
Financials	—	534,027,188	0	*	534,027,188
Industrials	—	93,286,779	2,202,863		95,489,642
Other Corporate Bonds & Notes	—	968,345,550	—		968,345,550
Mortgage-Backed Securities	—	1,174,288,345	—		1,174,288,345
Municipal Bonds	—	5,638,970	—		5,638,970
Sovereign Bonds	—	207,712,331	—		207,712,331
U.S. Treasury Inflation Protected Securities	—	160,037,238	—		160,037,238
Purchased Options	$803,774	—	—		803,774

Total Long-Term Investments	$803,774	$6,566,592,553	$49,107,001		$6,616,503,328

Short-Term Investments†:
U.S. Government Agencies	—	$79,959,500	—		$79,959,500
Repurchase Agreements	—	30,000,000	—		30,000,000
Money Market Funds	$1,220,207,929	—	—		1,220,207,929

Total Short-Term Investments	$1,220,207,929	$109,959,500	—		$1,330,167,429

Total Investments	$1,221,011,703	$6,676,552,053	$49,107,001		$7,946,670,757

Other Assets	—	—	$31,389		$31,389

Other Financial Instruments:
Futures Contracts	$13,704,213	—	—		$13,704,213
Centrally Cleared Interest Rate Swaps	—	$394,761	—		394,761
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	245,728	—		245,728
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	420,186	—		420,186

Total Other Financial Instruments	$13,704,213	$1,060,675	—		$14,764,888

Total	$1,234,715,916	$6,677,612,728	$49,138,390		$7,961,467,034

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$2,915,719	—	—		$2,915,719
Futures Contracts	387,138	—	—		387,138
Centrally Cleared Interest Rate Swaps	—	$25,089,961	—		25,089,961
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	127,816	—		127,816
Securities Sold Short	—	48,959,248	—		48,959,248

Total	$3,302,857	$74,177,025	—		$77,479,882

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$236,373,740
Gross unrealized depreciation	(85,228,282)

Net unrealized appreciation	$151,145,458

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	147	12/16	$36,425,240	$36,411,900	$(13,340)
90-Day Eurodollar	1,667	3/17	412,202,380	412,811,713	609,333
90-Day Eurodollar	463	6/17	114,305,517	114,609,862	304,345
90-Day Eurodollar	359	3/18	88,762,167	88,776,213	14,046
90-Day Eurodollar	361	12/18	89,136,586	89,171,513	34,927
U.S. Treasury 2-Year Notes	2,757	12/16	601,856,384	602,318,344	461,960
U.S. Treasury 5-Year Notes	25,510	12/16	3,096,282,270	3,099,863,594	3,581,324

					4,992,595

Contracts to Sell:
U.S. Treasury 10-Year Notes	5,754	12/16	754,119,452	754,493,250	(373,798)
U.S. Treasury Ultra 10-Year Notes	1,219	12/16	175,862,580	175,726,469	136,111
U.S. Treasury Long-Term Bonds	2,525	12/16	428,633,692	424,594,531	4,039,161
U.S. Treasury Ultra Long-Term Bonds	2,032	12/16	378,157,006	373,634,000	4,523,006

					8,324,480

Net unrealized appreciation on open futures contracts					$13,317,075

At September 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$91,800,000	6/13/21	3-Month LIBOR-BBA quarterly	1.185% semi-annually	—	$32,666
Chicago Mercantile Exchange	160,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR-BBA quarterly	—	(5,948,851)
Chicago Mercantile Exchange	350,796,000	11/30/22	1.900% semi-annually	3-Month LIBOR-BBA quarterly	—	(13,229,615)
Chicago Mercantile Exchange	235,776,000	5/15/23	1.267% semi-annually	3-Month LIBOR-BBA quarterly	$91,838	362,095
Chicago Mercantile Exchange	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR-BBA quarterly	(1,067,643)	(5,026,785)
Chicago Mercantile Exchange	91,560,000	6/13/26	1.580% semi-annually	3-Month LIBOR-BBA quarterly	12,576	(884,710)

Total	$955,232,000				$(963,229)	$(24,695,200)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,710,000	6/20/21	1.09%	1.000% quarterly	$(11,505)	$22,133	$(33,638)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	1,400,000	6/20/21	1.09%	1.000% quarterly	(5,944)	12,061	(18,005)
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	7,100,000	3/20/24	1.23%	1.000% quarterly	(110,367)	(113,323)	2,956

Total	$11,210,000				$(127,816)	$(79,129)	$(48,687)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	$52,870,000	12/20/19	1.000% quarterly	$674,257	$506,386	$167,871
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	32,980,000	6/20/20	1.000% quarterly	438,293	185,978	252,315

Total	$85,850,000			$1,112,550	$692,364	$420,186

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$2,397,349	7/25/36	4.420% monthly	$245,728	$172,127	$73,601

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Notes to Schedule of Investments (unaudited) (continued)

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016